Financial Instruments (Details)	Feb. 28, 2023 USD ($)	Nov. 30, 2022 USD ($)	May 31, 2021 USD ($)	Sep. 30, 2019 CAD ($)
Financial Liabilities
Convertible Debentures, Carrying Amount	$ 1,800,000	$ 1,800,000		$ 203,886
Convertible Debentures, Fair Value	1,768,358	1,753,406	$ 1,050,000
Promissory Notes Payable, Carrying Amount	360,514	360,514
Promissory Notes Payable, Fair Value	$ 360,514	$ 360,514